CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current Assets
Cash and Cash Equivalents	$ 96,480	$ 59,583
Restricted Cash	5,934	3,719
Accounts Receivable, Net	27,535	20,474
Prepaid Expenses	5,055	5,975
Inventory	23,234	25,430
Voyages in Progress	9,085	23,997
Other Current Assets	3,364	3,484
Total Current Assets	170,687	142,662
NON-CURRENT ASSETS
Vessels, net	710,118	735,134
Right of Use Assets	900	1,209
Other Non-Current Assets	784	878
Total Non-Current Assets	711,802	737,221
Total Assets	882,489	879,883
Current Liabilities
Accounts Payable	1,712	6,960
Accrued Voyage Expenses	9,763	11,315
Other Current Liabilities	8,175	14,439
Dividends Payable	31,319	0
Current Portion of Long-Term Debt	42,951	39,700
Total Current Liabilities	93,920	72,414
Long-Term Debt	235,782	266,337
Operating Lease Liabilities	226	535
Other Non-Current Liabilities	566	615
Total Non-Current Liabilities	236,574	267,487
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Common Stock, par value $0.01 per Share; 360,000,000 shares authorized, 208,796,444 and 208,796,444 shares issued and outstanding at June 30, 2023, and December 31, 2022, respectively	2,087	2,087
Additional Paid-in Capital	189,948	188,801
Contributed Surplus	444,495	507,134
Accumulated other comprehensive loss	(2,029)	(1,813)
Accumulated Deficit	(82,506)	(156,227)
Total Shareholders' Equity	551,995	539,982
Total Liabilities and Shareholders' Equity	$ 882,489	$ 879,883